Equity Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2014	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013	Jul. 15, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit		$ 3,887	$ 3,022	$ 11,854	$ 9,285	$ 16,763	$ 11,277
Total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted		14,900		$ 14,900
Cost expected to be recognized over weighted average period				3 years 1 month 6 days
Proceeds from issuance of debt	$ 60,000				$ 59,592	$ 59,592	$ 47,756
Option exercise price	$ 7.49
Option exercise price	$ 8.70
Weighted average grant date fair value per option for options granted				$ 5.03	$ 3.52	$ 3.57	$ 3.38
Share Based Award Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit							$ 1,400	$ 1,300
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost		$ 1,400	$ 1,000	$ 3,700	$ 2,900		$ 3,800	$ 3,400
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for options				5 years		5 years
Options granted, expiration period				10 years		10 years
Common stock available for grant						1,596,890	2,321,390		0
Total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted						$ 11,800	$ 12,800
Cost expected to be recognized over weighted average period						3 years 10 months 24 days	4 years 2 months 12 days
2012 Plan [Member] | Annual Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of options				20.00%		20.00%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for options				4 years
Options granted, expiration period				10 years
Common stock available for grant		4,681,800		4,681,800
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance under equity incentive plan		5,250,000		5,250,000
2015 Plan [Member] | Annual Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of options				25.00%